RELATED PARTY TRANSACTIONS	3 Months Ended
Mar. 31, 2015
RELATED PARTY TRANSACTIONS [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 2 - RELATED PARTY TRANSACTIONS

As of March 31, 2015, the amount from Silver Falcon was $131,749, the amount due to Diamond Creek Mill, Inc., a wholly-owned subsidiary of Silver Falcon, was $2,550, the amount due to Pierre Quilliam was $48,921, the amount due from Palmirs, Inc., a wholly-owned subsidiary of Silver Falcon, was $8,000, and the amount due from Bisell Investments, LLC was $19,750  The amounts are non-interest bearing, unsecured demand loans.

Silver Falcon is obligated to pay Goldland $83,333 per month as rent under a mining lease.  Instead of paying the rent in cash, Silver Falcon has, since January 1, 2012, issued shares of its common stock to pay compensation expenses of our officers and independent contractors.  No payment has been received since December 31, 2013